Deferred Charges, Net (Details) (USD $)	0 Months Ended		12 Months Ended
	Mar. 29, 2011	Mar. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	May 23, 2011	Apr. 01, 2011	Mar. 17, 2011
Changes in deferred charges, net
Balance at the beginning of the period			$ 99,711,000	$ 24,692,000
Additions			9,494,000	90,519,000
Amortization			(20,384,000)	(15,500,000)
Balance at the end of the period			88,821,000	99,711,000
Warrants committed to be issued to lenders under the Bank Agreement and the New Credit Facilities (in shares)		15,000,000
Warrants issued as required by the Sinosure CEXIM credit facility (in shares)				15,000,000	74,870	3,711,417	11,213,713
Exercise price of warrant (in dollars per share)	$ 7.00			$ 7.00	$ 7.00	$ 7.00
Warrants registered for resale under the Securities Act (in shares)				8,044,176
Fair value of the warrants	54,100,000	51,800,000
Underlying stock price (in dollars per share)		$ 3.45
Initial exercise price (in dollars per share)		$ 6.00
Volatility (as a percent)		72.00%
Loss arising from change in the fair value of the warrants	2,300,000
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period			6,431,000	5,013,000
Additions			9,308,000	7,218,000
Amortization			(6,070,000)	(5,800,000)
Balance at the end of the period			9,669,000	6,431,000
Period of amortization for deferred costs			2 years 6 months
Finance and other Costs
Changes in deferred charges, net
Balance at the beginning of the period			93,280,000	19,679,000
Additions			186,000	83,301,000
Amortization			(14,314,000)	(9,700,000)
Balance at the end of the period			$ 79,152,000	$ 93,280,000